Retirement Benefits - Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Other Benefits
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
2026	$ 837
2027	826
2028	821
2029	822
2030	792
2031-2035	3,260
Qualified Plan | Pension Benefits
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
2026	45,300
2027	45,800
2028	46,200
2029	47,200
2030	48,000
2031-2035	245,200
Nonqualified Plan | Pension Benefits
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
2026	3,394
2027	5,321
2028	2,023
2029	1,586
2030	2,017
2031-2035	$ 6,499